Benefit Plans - Cash flows narrative (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Pension benefits
Components of net periodic cost
Defined benefit pension plans, estimated employer contributions in next fiscal year	$ 26,000,000
Employer contribution	16,000,000	$ 131,000,000
Postretirement benefits
Components of net periodic cost
Defined benefit pension plans, estimated employer contributions in next fiscal year	0
Employer contribution	22,000,000	23,000,000
Participant contributions	$ 13,000,000	$ 12,000,000